DERIVATIVE LIABILITY: weighted average pricing model (Details) (USD $)	1 Months Ended	12 Months Ended
	Oct. 31, 2012	Mar. 31, 2013	Oct. 29, 2012	May 25, 2012	Mar. 31, 2012
Exercise Price		$ 0.50
Stock Price		$ 0.45	$ 0.50	$ (0.50)
Risk-free interest rate	0.25%	0.25%
Expected volatility	198.75%	123.68%
Expected life (in years)	5 years	4 years 6 months
Expected dividend yield	0.00%	0.00%
Fair Value:		$ 398,603	$ 523,458		$ 0
Maximum [Member]
Exercise Price			$ 0.70
Minimum [Member]
Exercise Price			$ 0.63